UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05415

Morgan Stanley Global Infrastructure Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Infrastructure Fund

Portfolio of Investments • September 30, 2014 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (95.3%)
	Australia (6.5%)
	Airports
591,985	Sydney Airport	$2,213,195
	Diversified
2,945,640	DUET Group	6,267,105
	Toll Roads
433,775	Macquarie Atlas Roads Group	1,093,800
1,792,841	Transurban Group	12,118,256
		13,212,056
	Transmission & Distribution
1,619,707	Spark Infrastructure Group	2,609,368
	Total Australia	24,301,724
	Austria (2.0%)
	Airports
89,916	Flughafen Wien AG	7,508,010
	Brazil (0.7%)
	Toll Roads
144,400	CCR SA	989,902
	Water
174,922	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,418,617
	Total Brazil	2,408,519
	Canada (9.6%)
	Oil & Gas Storage & Transportation
382,443	Enbridge, Inc.	18,306,861
342,800	TransCanada Corp. (a)	17,654,988
	Total Canada	35,961,849
	China (4.2%)
	Oil & Gas Storage & Transportation
233,500	Beijing Enterprises Holdings Ltd. (b)	2,001,252
356,000	ENN Energy Holdings Ltd. (b)	2,329,060
		4,330,312
	Ports
667,912	China Merchants Holdings International Co., Ltd. (b)	2,064,417
	Toll Roads
1,508,322	Jiangsu Expressway Co., Ltd., H Shares (b)	1,590,908
	Water
1,946,000	China Everbright International Ltd. (b)	2,576,338
4,232,000	Guangdong Investment Ltd. (b)	4,943,333
		7,519,671
	Total China	15,505,308
	France (4.4%)
	Communications
300,600	Eutelsat Communications SA	9,706,339
176,544	SES SA	6,104,187
		15,810,526
	Toll Roads
12,750	Vinci SA	740,860
	Total France	16,551,386
	Germany (1.1%)
	Airports
64,497	Fraport AG Frankfurt Airport Services Worldwide	4,240,962

	Italy (5.3%)
	Oil & Gas Storage & Transportation
1,232,473	Snam SpA	6,818,239
	Toll Roads
444,636	Atlantia SpA	10,979,235
778	Societa Iniziative Autostradali e Servizi SpA	8,363
		10,987,598
	Transmission & Distribution
402,498	Terna Rete Elettrica Nazionale SpA	2,024,350
	Total Italy	19,830,187
	Japan (1.7%)
	Oil & Gas Storage & Transportation
1,100,000	Tokyo Gas Co., Ltd.	6,183,269
	Netherlands (2.7%)
	Oil & Gas Storage & Transportation
182,871	Koninklijke Vopak N.V. (a)	9,868,420
	Spain (1.3%)
	Diversified
137,646	Ferrovial SA	2,669,526
	Transmission & Distribution
26,270	Red Electrica Corp., SA	2,274,844
	Total Spain	4,944,370
	Switzerland (2.2%)
	Airports
13,256	Flughafen Zuerich AG (Registered)	8,324,051
	United Kingdom (8.4%)
	Transmission & Distribution
1,362,375	National Grid PLC	19,612,496
	Water
543,427	Pennon Group PLC	6,968,527
62,030	Severn Trent PLC	1,887,510
217,750	United Utilities Group PLC	2,852,284
		11,708,321
	Total United Kingdom	31,320,817
	United States (45.2%)
	Communications
198,130	American Tower Corp. REIT	18,550,912
189,856	Crown Castle International Corp.	15,289,103
59,411	SBA Communications Corp., Class A (c)	6,588,680
		40,428,695
	Diversified
166,261	CenterPoint Energy, Inc.	4,068,407
	Oil & Gas Storage & Transportation
32,050	Atmos Energy Corp.	1,528,785
52,380	Cheniere Energy, Inc. (c)	4,191,971
227,243	Enbridge Energy Management LLC (c)(a)	8,455,712
278,186	Kinder Morgan, Inc. (a)	10,665,651
155,184	NiSource, Inc.	6,359,440
87,510	ONEOK, Inc.	5,736,280
28,107	Plains GP Holdings LP, Class A	861,480
73,729	SemGroup Corp., Class A	6,139,414
157,270	Sempra Energy	16,573,113
336,353	Spectra Energy Corp.	13,205,219
2,740	Targa Resources Corp.	373,106
293,959	Williams Cos., Inc. (The)	16,270,631
		90,360,802
	Railroads
37,740	Union Pacific Corp.	4,091,771

	Transmission & Distribution
271,068	ITC Holdings Corp.		9,658,153
158,105	Northeast Utilities		7,004,051
165,176	PG&E Corp.		7,439,527
			24,101,731
	Water
119,680	American Water Works Co., Inc.		5,772,166
	Total United States		168,823,572
	Total Common Stocks (Cost $249,274,644)		355,772,444

NUMBER OF SHARES (000)
	Short-Term Investments (15.9%)
	Securities held as Collateral on Loaned Securities (11.1%)
	Investment Company (9.5%)
35,437	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $35,436,995)		35,436,995

PRINCIPAL AMOUNT (000)
	Repurchase Agreements (1.6%)
$2,926	BNP Paribas Securities Corp. (Zero Coupon, dated 09/30/14, due 10/01/14; proceeds $2,925,681; fully collateralized by various U.S. Government agency securities; 0.57% - 5.59% due 12/29/14 - 02/25/28; valued at $2,984,257)		2,925,681
3,163	Merrill Lynch & Co., Inc. (Zero Coupon, dated 09/30/14, due 10/01/14; proceeds $3,162,898; fully collateralized by various U.S. Government agency securities; 3.22% - 5.00% due 03/15/39 - 08/15/49; valued at $3,226,156)		3,162,898
	Total Repurchase Agreements (Cost $6,088,579)		6,088,579
	Total Securities held as Collateral on Loaned Securities (Cost $41,525,574)		41,525,574

NUMBER OF SHARES (000)
	Investment Company (4.8%)
17,828	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $17,827,966)		17,827,966
	Total Short-Term Investments (Cost $59,353,540)		59,353,540

	Total Investments (Cost $308,628,184) (e)	111.2%	415,125,984
	Liabilities in Excess of Other Assets	(11.2)	(41,675,618)
	Net Assets	100.0%	$373,450,366

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2014 were $39,920,806 and $41,713,362, respectively. The Fund received cash collateral of $41,525,574 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2014, there was uninvested cash of $187,788 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Fund due to its investments in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by $3,617 relating to the Portfolio’s investment in the Liquidity Funds.

(e)	The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Oil & Gas Storage & Transportation	$153,522,891		41.1%
Communications	56,239,221		15.1
Transmission & Distribution	50,622,789		13.5
Toll Roads	27,521,324		7.3
Water	26,418,775		7.1
Airports	22,286,218		6.0
Investment Company	17,827,966		4.8
Diversified	13,005,038		3.5
Railroads	4,091,771		1.1
Ports	2,064,417		0.5
	$373,600,410	+	100.0%

+               Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Global Infrastructure Fund

Notes to Portfolio of Investments • September 30, 2014 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices;  (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Airports	$22,286,218	$—	$—	$22,286,218
Communications	56,239,221	—	—	56,239,221
Diversified	13,005,038	—	—	13,005,038
Oil & Gas Storage & Transportation	153,522,891	—	—	153,522,891
Ports	2,064,417	—	—	2,064,417
Railroads	4,091,771	—	—	4,091,771
Toll Roads	27,521,324	—	—	27,521,324
Transmission & Distribution	50,622,789	—	—	50,622,789
Water	26,418,775	—	—	26,418,775
Total Common Stocks	355,772,444	—	—	355,772,444
Short-Term Investments
Investment Company	53,264,961	—	—	53,264,961
Repurchase Agreements	—	6,088,579	—	6,088,579
Total Short-Term Investments	53,264,961	6,088,579	—	59,353,540
Total Assets	$409,037,405	$6,088,579	$—	$415,125,984

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2014, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Infrastructure Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2014